Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments of Cash Settled RSUs Outstanding (Details) - Equinox Gold Restricted Share Unit Plan - shares
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Settled Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	144,800	168,800
Granted (in shares)	67,800	78,900
Settled (in shares)	(105,350)	(65,900)
Forfeited (in shares)	0	(37,000)
Outstanding - ending balance (in shares)	107,250	144,800
Cash Settled Performance Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	0	0
Granted (in shares)	7,700	0
Settled (in shares)	0	0
Forfeited (in shares)	0	0
Outstanding - ending balance (in shares)	7,700	0